Other Operating-Net	12 Months Ended
Dec. 31, 2014
Other Operating-Net
Other Operating-Net
Other Operating—Net
Details of other operating—net are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Loss on disposal of property, plant and equipment—net	$3.7	$5.6	$5.5
Expansion project costs	30.7	10.8	—
Loss (gain) on foreign currency derivatives	38.4	(20.8)	(8.1)
(Gain) loss on foreign currency transactions	(14.9)	(13.5)	10.1
Engineering studies	—	—	21.9
Closed facilities costs	0.8	4.0	13.3
Other	(5.4)	(1.9)	6.4
Other operating loss (income)—net	$53.3	$(15.8)	$49.1

Expansion project costs include amounts related to administrative and consulting services for our capacity expansion projects in Port Neal, Iowa and Donaldsonville, Louisiana.
Engineering studies includes detailed design work, feasibility studies and cost estimates for certain proposed capital projects at our manufacturing complexes.